LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF LONG TERM LOANS
	Linked to	Interest rate	December 31, 2023	December 31, 2022

Long term loans	NIS	1.8%-6.1%	$330	$630
Less- Current portion			(102)	(289)

Non Current Long term loans			$228	$341